Retirement Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined benefit plan net periodic benefit cost [Abstract]
Discount rate of benefit obligation (in hundredths)	5.50%	5.50%
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
Estimated annual benefit payments for 2015	$ 0
Estimated annual benefit payments for 2016	126,000
Estimated annual benefit payments for 2017	252,000
Estimated annual benefit payments for 2018	314,000
Estimated annual benefit payments for 2019	344,000
Estimated annual benefit payments for 2031 through 2039	583,000
Employee contribution (in hundredths)	3.00%
Plan expenses	118,000	122,000
Supplemental Employee Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Unfunded benefit obligation	3,350,000	3,218,000
Defined benefit plan change in benefit obligation [Roll Forward]
Benefit obligation, January 1	3,218,000	3,137,000
Service cost	(50,000)	(55,000)
Interest cost	176,000	170,000
Loss (gain)	6,000	(34,000)
Benefit obligation, December 31	3,350,000	3,218,000
Defined benefit plan net periodic benefit cost [Abstract]
Service cost	(50,000)	(55,000)
Interest cost	176,000	170,000
Loss (gain)	9,000	115,000
Net periodic benefit cost	$ 135,000	$ 230,000